Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended
	Sep. 16, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026
GammaRoad Market Navigation ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,087	$ 10,076	$ 10,385	$ 10,050	$ 10,364	$ 10,353	$ 10,160	$ 10,189	$ 10,183	$ 10,374	$ 10,519	$ 10,674	$ 10,808	$ 10,914	$ 10,938	$ 10,959	$ 11,071	$ 11,073	$ 10,731	$ 10,994	$ 11,386	$ 11,297	$ 11,318	$ 11,530
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	10,233	10,140	10,735	10,479	10,771	10,631	10,032	9,964	10,591	11,129	11,379	11,610	12,034	12,315	12,345	12,353	12,532	12,437	11,818	13,058	13,745	13,614	13,605	13,976
MarketVector™ GammaRoad U.S. Equity Strategy Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,086	$ 10,073	$ 10,384	$ 10,046	$ 10,371	$ 10,362	$ 10,120	$ 10,144	$ 10,138	$ 10,323	$ 10,469	$ 10,622	$ 10,756	$ 10,861	$ 10,882	$ 10,893	$ 11,011	$ 10,992	$ 10,673	$ 10,935	$ 11,329	$ 11,250	$ 11,262	$ 11,473